Equity Equity - Shares Issued and Gross Proceeds (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	(2,791,262)	(790,941)
Common Stock, Shares, Outstanding	77,660,266	77,175,283	70,939,647
Common Class T [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	0	0
Common Stock, Shares, Outstanding	226,297	4,148	0
Common Class S [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	0	0
Common Stock, Shares, Outstanding	277	268	0
Common Class D [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	0	0
Common Stock, Shares, Outstanding	19,157	268	0
Common Class I [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	0	0
Common Stock, Shares, Outstanding	803,069	267,476	0
Common Class A [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	(1,351,178)	(557,206)
Common Stock, Shares, Outstanding	25,781,325	25,995,943	25,562,982
Common Class AA [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	(1,434,491)	(233,735)
Common Stock, Shares, Outstanding	49,840,818	49,942,471	44,595,631
Common Class AAA [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	(5,593)	0
Common Stock, Shares, Outstanding	989,323	964,709	781,034
IPO [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 733,987	$ 726,557
Common stock issued (shares)	73,694,264	72,931,727
IPO [Member] | Common Class T [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 2,245	$ 41
Common stock issued (shares)	224,647	4,144
IPO [Member] | Common Class S [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 3	$ 3
Common stock issued (shares)	264	264
IPO [Member] | Common Class D [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 182	$ 3
Common stock issued (shares)	18,921	264
IPO [Member] | Common Class I [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 7,538	$ 2,493
Common stock issued (shares)	786,573	263,200
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 240,780	$ 240,780
Common stock issued (shares)	24,199,764	24,199,760
IPO [Member] | Common Class AA [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 474,858	$ 474,858
Common stock issued (shares)	47,562,870	47,562,870
IPO [Member] | Common Class AAA [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 8,381	$ 8,379
Common stock issued (shares)	901,225	901,225
Distribution Reinvestment Plan
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 58,376	$ 41,954
Common stock issued (shares)	6,152,779	4,440,514
Distribution Reinvestment Plan | Common Class T [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 16	$ 0
Common stock issued (shares)	1,650	4
Distribution Reinvestment Plan | Common Class S [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 0	$ 0
Common stock issued (shares)	13	4
Distribution Reinvestment Plan | Common Class D [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 2	$ 0
Common stock issued (shares)	236	4
Distribution Reinvestment Plan | Common Class I [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 158	$ 41
Common stock issued (shares)	16,496	4,276
Distribution Reinvestment Plan | Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 25,328	$ 19,773
Common stock issued (shares)	2,669,097	2,089,748
Distribution Reinvestment Plan | Common Class AA [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 32,369	$ 21,828
Common stock issued (shares)	3,412,273	2,313,170
Distribution Reinvestment Plan | Common Class AAA [Member]
Class of Stock [Line Items]
Common Stock, Gross Proceeds Received to Date, New Issues	$ 503	$ 312
Common stock issued (shares)	53,014	33,308
Share Distribution [Member]
Class of Stock [Line Items]
Common stock issued (shares)	568,485	568,483
Share Distribution [Member] | Common Class T [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Share Distribution [Member] | Common Class S [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Share Distribution [Member] | Common Class D [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Share Distribution [Member] | Common Class I [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Share Distribution [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock issued (shares)	263,642	263,641
Share Distribution [Member] | Common Class AA [Member]
Class of Stock [Line Items]
Common stock issued (shares)	300,166	300,166
Share Distribution [Member] | Common Class AAA [Member]
Class of Stock [Line Items]
Common stock issued (shares)	4,677	4,676
Restricted Stock Issuance [Member]
Class of Stock [Line Items]
Common stock issued (shares)	36,000	25,500
Restricted Stock Issuance [Member] | Common Class T [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Restricted Stock Issuance [Member] | Common Class S [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Restricted Stock Issuance [Member] | Common Class D [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Restricted Stock Issuance [Member] | Common Class I [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Restricted Stock Issuance [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Restricted Stock Issuance [Member] | Common Class AA [Member]
Class of Stock [Line Items]
Common stock issued (shares)	0	0
Restricted Stock Issuance [Member] | Common Class AAA [Member]
Class of Stock [Line Items]
Common stock issued (shares)	36,000	25,500